Related party transactions	12 Months Ended
Sep. 30, 2023
Related party transactions
Related party transactions

Note 15 - Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of related party	Relationship to the Company	Nature of transactions
Zhejiang Yili Yuncang Technology Group Co., Ltd	10% equity interest owned by the Company	Prepayment of electricity and water expenses for office leased to the Company
FarmNet Limited	Owned 0.8% equity interest of the Company	Payment of expenses by the Company.
Epakia Canada Inc	Legal representative of Epakia Canada Inc is a director of the Company	Payment of expenses by the Company.
Shanghai Zhongjian Yiting Medical Health Technology Partnership	A partnership jointly set up by the Company with another limited partner ("LP").	Payment of expenses by the Company.
Zhejiang Tantech Bamboo Technology Co., Ltd	Under common control of Mr Zhengyu Wang and Ms Yefang Zhang, CEO of the Company	Lease factory building to the Company and charging water and electricity for offices leased to the Company.
Forasen Holdings Group Co., Ltd	Owned by Mr Zhengyu Wang, the Chairman of Board of Directors of the Company	Purchases from the Company
Yefang Zhang	CEO of the Company	Payment of expenses for the Company and provide a guarantee as additional security for a loan.
Xinyang Wang	Shareholder of Nongyuan Network	Provide guarantees and a real property as additional security for certain loans.
Dehong Zhang	Ms Yefang Zhang's, CEO of the Company, brother	Provide guarantees as an additional security for certain loans
Ms Aihong Wang	Mr Zhengyu Wang's, the Chairman of Board of Directors of the Company, sister.	Provide a guarantee as an additional security for a revolving loan

Due from related parties consisted of the following:

	As of	As of
	September 30,	September 30,
	2023	2022

Zhejiang Yili Yuncang Holding Group Co., Ltd	$103,417	$-
Zhejiang Yili Yuncang Technology Group Co., Ltd	-	29,055
FarmNet	4,100	-
Epakia Canada Inc	2,996	-
Shanghai Zhongjian Yiting Medical Health Technology Partnership	308	30,928
Dehong Zhang	137	-
Total	$110,958	$59,983

Amount due from Zhejiang Yili Yuncang Holding Group Co., Ltd was mainly related to prepayment of electricity and water expenses for offices leased to the Company.

Amounts due from FarmNet Limited, Epakia Canada Inc, Shanghai Zhongjian Yiting Medical Health Technology Partnership and Dehong Zhang were mainly related to expenses paid by the Company which can be recoverable from these related parties.

Due to related parties from the Company consisted of the following:

	As of	As of
	September 30,	September 30,
	2023	2022

Zhejiang Tantech Bamboo Technology Co., Ltd.	$24,496	$948
Yefang Zhang	9,150	-
Forasen Holdings Group Co., Ltd	168	-
Total	$33,814	$948

Amount due to Zhejiang Tantech Bamboo Technology Co., Ltd. were related to water and electricity expenses for offices leased to the Company.

Amount due to Forasen Holdings Group Co., Ltd and Yefang Zhang were related to payment of expenses by related parties for the Company. Amount was due on demand and non-interest bearing.

Sales to related parties

The Company periodically sells merchandise to its affiliates during the ordinary course of business. For the years ended September 30, 2023, 2022 and 2021, the Company recorded sales to related parties of nil, $1,016 and $1,952, respectively.

Operating lease from related parties

The following table summarizing operating leases with related parties, Zhejiang Tantech Bamboo Technology Co., Ltd. and Zhejiang Yili Yuncang Holding Group Co., Ltd, detailing lease begin date, lease end date, leasing purpose, leasing areas in square meters, annual rent in RMB and its equivalent in USD.

Zhejiang Tantech Bamboo Technology Co., Ltd.	Lease No 1	Lease No. 2	Lease No. 3	Total
Lease begin date	August 1, 2021	July 14, 2021	March 1, 2023
Lease end date	July 31, 2031	July 13, 2031	February 29, 2028
Leasing purpose	Factory building	Factory building	Office
Annual rent in RMB	168,854	421,431	131,835	722,120
Annual rent in USD	$23,940	$59,750	$18,691	$102,381
Area (in square meters)	1,180	1,914	479	3,573

Zhejiang Yili Yuncang Holding Group Co., Ltd
Lease begin date	August 1, 2023
Lease end date	July 31, 2025
Leasing purpose	Office
Annual rent in RMB	9,795
Annual rent in USD	$1,389
Area (in square meters)	15

For the years ended September 30, 2023, 2022 and 2021, the Company incurred lease expenses of $66,116, $88,847 and $86,556, respectively.

Sublease to a related party

In August 2020, the Company entered into a sublease agreement with Hangzhou Forasen Technology Co., Ltd to sublease its office space. The lease term is two years with annual rent of RMB 283,258 (equivalent of $41,639). This lease was terminated on February 14, 2022.

For the years ended September 30, 2022 and 2021, the Company recorded lease income of $14,262 and $40,026, respectively.

Guarantees provided by related parties

The Company’s related parties provide guarantees for the Company’s short-term bank loans (see Note 8). The Company’s related parties also pledged their properties as collaterals to safeguard the Company’s short-term bank loans (see Note 8).

The Company and Forasen Group signed a Non-Competition Agreement which provides that Forasen Group should not engage in any business that the Company engages in, except purchasing products from us. In addition, Mr. Wang and Ms. Zhang signed a Non-Competition Agreement with the Company and Tantech which provides that Mr. Wang and Ms. Zhang shall not vote in favor or otherwise cause Tantech to engage in the business that the Company conducts.